Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Interest accrued on quoted debt securities carried at amortized cost	$ 11	$ 12